Goodwill - Summary of Goodwill (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 52,313,399	$ 1,708,472	$ 52,072,413	$ 52,709,053
Acquisitions through business combinations	5,147	168
Disposal of subsidiaries				(310,711)
Effect of foreign currency exchange differences	85,870	2,804	240,986	(325,929)
Ending balance	52,404,416	1,711,444	52,313,399	52,072,413
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	54,727,512	1,787,313	54,486,526	55,123,166
Acquisitions through business combinations	5,147	168
Disposal of subsidiaries				(310,711)
Effect of foreign currency exchange differences	85,870	2,804	240,986	(325,929)
Ending balance	54,818,529	1,790,285	54,727,512	54,486,526
Accumulated impairment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,414,113	78,841	2,414,113	2,414,113
Ending balance	$ 2,414,113	$ 78,841	$ 2,414,113	$ 2,414,113